Debt & Warrants - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions						3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Jul. 15, 2019	Jun. 13, 2019	Jun. 12, 2019	Apr. 17, 2019	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Oct. 19, 2020	Apr. 28, 2020	Dec. 31, 2019	Sep. 20, 2019	Jul. 09, 2019
Debt instrument face value													$ 5,000
Cash Value At Par Share								$ 20.70
Fair Value of Warrants At Inception	$ 5,000							$ 5,000
Debt Discount								5,000
Term Loans Accreted Interest Expense								$ 50,000
Deutsche Bank AG Debt and Warrants [Member]
Number of securities called for by the warrants or rights										2.0		3.0
Amount of Initial Term Loans		$ 50,000	$ 45,000
Amount of Incremental Term Loans			$ 5,000
Term Loans Bear Interest Rate			9.50%
Warrants To Purchase Series C One Redeemable Convertible Preferred Stock [Member]
Number of securities called for by the warrants or rights	0.2							0.2
Bird Rides [Member]
Debt instrument face value			$ 45,000
Number of securities called for by the warrants or rights		0.2
Derivative liabilities at fair value		$ 5,000							$ 600
Cash and cash equivalents	$ 43,158					$ 38,667	$ 38,667	$ 43,158			$ 109,160
Interest expense, Debt						$ 300	$ 2,700
Bird Rides [Member] | Other Current Liabilities [Member] | Two Thousand And Twenty DB Warrants [Member]
Derivative liabilities at fair value									$ 600
Bird Rides [Member] | Term Loan [Member] | Initial Term Loans [Member]
Long term debt maturity date	Dec. 13, 2021							Dec. 13, 2021
Period within which monthly reports shall be submitted from the end of each month.	30 days
Debt instrument annual principal payment	$ 18,800							$ 18,800
Interest expense, Debt								6,800
Bird Rides [Member] | Term Loan [Member] | Initial Term Loans [Member] | Minimum [Member]
Cash and cash equivalents	$ 30,000							$ 30,000
Bird Rides [Member] | Silicon Valley Bank [Member] | Credit Agreement [Member]
Proceeds from other long term debt					$ 10,000
Bird Rides [Member] | Tranche One [Member] | Triple Point Venture Growth BDC Corp [Member] | Credit Agreement [Member]
Debt instrument face value					10,000
Proceeds from other long term debt					$ 10,000
Repayment of other long term debt				$ 11,000
Bird Rides [Member] | Tranche One [Member] | Triple Point Venture Growth BDC Corp [Member] | Credit Agreement [Member] | Warrants To Purchase Series C One Redeemable Convertible Preferred Stock [Member]
Number of securities called for by the warrants or rights	0.1							0.1
Derivative liabilities at fair value	$ 500							$ 500